Income Taxes - Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Current expense
Federal	$ 739	$ 615	$ 536
Foreign	117	97	361
State and local	4,617	1,150	(51)
Deferred benefit	(1,615)	(801)	(13,548)
Total provision (benefit) for income taxes	$ 3,858	$ 1,061	$ (12,702)